Property and Equipment, Net - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Abstract]
Depreciation	$ 206,000	$ 138,000	$ 40,000